Inventories (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [abstract]
Cost of inventories recognized in Cost of Sales	¥ 65,607,079	¥ 52,400,798	¥ 55,056,458
Inventory provision excluded in cost of sales	60,461	76,268	¥ 44,868
Provision for inventory write-down	145,492	¥ 129,622
Provision reversed for sales of certain finished goods and utilisation of certain spare parts and consumables	¥ 44,591